COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 9. COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company leases its Florida officeand warehouse facilities under a twenty-four month lease agreement with an initial term through April 30, 2013 that the Companyextended in March 2014 when it exercised the second of three successive one-year renewal options. The lease provides for annualrental payments of $144,000 per annum (including 45 days of total rent abatement) during the initial twenty-four month term andannual rental payments of $151,200, $158,760 and $174,636 during each of the three one-year renewal options. In October 2013, theCompany amended the master lease to include an additional approximately 2,200 square feet for an additional annual rental paymentof $18,000 subject to the same renewal options and other terms and conditions set forth in the master lease.

During the year ended December 31, 2014,the Company entered into nine (9) real estate leases for eight (8) new retail kiosks and one (1) new retail store. The kiosks openedduring the fourth quarter of 2014 and the store is scheduled to open during 2015. The kiosks are located in malls in Florida, Maryland,New Jersey and Texas. The retail store is located in Ft. Lauderdale, FL. Under these leases, the initial lease terms range fromone to five years, the Company is required to pay base and percentage rents and the Company is required to pay for common areaand maintenance charges, taxes and utilities.

During nine months ended September 30,2015, the Company closed the four kiosks located in Maryland and New Jersey. The Company settled the lease commitment with thelandlord on all four leases with two payments of $18,812 each for a total of $37,624. The landlord also kept the deposits on theseleases in the amount of $18,500. These amounts were expensed for a total amount of $56,124 during the nine months ended September30, 2015.

During the nine months ended September30, 2015, the Company settled the lease commitment with the landlord of the retail store located in Ft. Lauderdale, FL. with asingle payment of $45,000. The landlord also kept the deposit on this leases in the amount of $8,309. Therefore, the Company incurredexpense in the total amount of $53,309 during the nine months ended September 30, 2015.

Through the merger which occurred onMarch 4, 2015 the Company acquired additional lease commitments which included one (1) Florida office space and eleven (11) retailstores. Consistent with the Company’s retail expansion, 3 additional retail store leases were acquired in the three monthsended September 30, 2015.

Future minimum lease payments undernon-cancelable operating leases that have initial or remaining terms in excess of one year at September 30, 2015 are due as follows:

The remaining minimum annual rents forthe years ending December 31 are:

2015 (remainder)	$141,839
2016	490,503
2017	380,113
2018	60,251
2019	31,952
2020	18,963
Total	$1,123,621

Rent expense for the three months endedSeptember 30, 2015 and 2014 was $109,239 and $46,841, respectively, and for the nine months ended September 30, 2015 and 2014 was$601,301 and $137,852, respectively, and is included in selling, general and administrative expenses in the accompanying condensedconsolidated statement of operations.

Changes in Officers and OfficerEmployment Agreements

On March 27, 2015, Harlan Press notifiedthe Company of his intention to resign from the Company, effective April 10, 2015. Mr. Press previously served as Chief FinancialOfficer of the Company. In connection with the Company’s previously disclosed merger with Vaporin, Inc. in March 2015, Mr.Press was appointed Vice-President of Finance of the Company. Mr. Press received severance compensation and accrued vacation inaccordance with his employment agreement in the total amount of $159,810, which is divided into equal weekly payments that endon January 29, 2016 and has been included in accrued liabilities as of September 30, 2015.

Effective September 15, 2015, VaporCorp. the Company appointed Gina Hicks as its Chief Financial Officer. On September 10, 2015, the Board of Directors approved thedecision to replace Mr. James Martin, the Company’s former Chief Financial Officer, with Ms. Hicks. In connection with herappointment, Ms. Hicks receives a base salary of $175,000 per year. Mr. Martin received severance compensation and accrued vacationin the total amount of $87,500, which is divided into equal weekly payments that end on March 11, 2016 and has been included inaccrued liabilities as of September 30, 2015.As of September 30, 2015, $155,277 of accrued severances is included in accrued expenseson the condensed consolidated balance sheet.

On August 10, 2015, the Company enteredinto three-year Employment Agreements with Jeffrey Holman, the Company’s Chief Executive Officer, and Gregory Brauser, theCompany’s President. Each of the Employment Agreements provide for an annual base salary of $300,000 and a target bonus inan amount ranging from 20% to 200% of their base salaries subject to the Company meeting certain adjusted earnings before interest,taxes depreciation and amortization (“Adjusted EBITDA”) performance milestones. Adjusted EBITDA is defined in the EmploymentAgreements as earnings (loss) from continuing operations before interest expense, income taxes, collateral valuation adjustment,bad debt expense, one-time expenses, depreciation and amortization and amortization of stock compensation or Adjusted EBITDA definedin any filing of the Company with the SEC subsequent to the date of the Employment Agreements. Additionally, the Company approveda bonus of $100,000 to each of Mr. Holman and Mr. Brauser. Messrs. Holman and Brauser are also entitled to receive severance payments,including 2 years of their then base salary and other benefits in the event of a change of control, termination by the Companywithout cause, termination for good reason by the executive or non-renewal by the Company.

On August 13, 2015, the Company enteredinto consulting agreements with each of GRQ Consultants, Inc. and Grander Holdings, Inc. GRQ Consultants, Inc. will primarily focuson investor relations and presenting the Company and its business plans, strategy and personnel to the financial community. GranderHoldings, Inc. will primarily assist the Company in further developing and executing its acquisitions strategy, focusing on theCompany’s “The Vape Store” properties. Michael Brauser, the Chief Executive Officer of Grander Holdings, Inc.,is the father of Gregory Brauser, the Company’s President. Pursuant to the agreements, each consultant will receive an initialfee of $50,000, payable immediately, and an additional $20,000 monthly throughout the 12-month term of each agreement.

Legal Proceedings

From time to time the Company may beinvolved in various claims and legal actions arising in the ordinary course of our business. There were no pending material claimsor legal matters as of the date of this report other than two of the three following matters.

On June 22, 2012, Ruyan Investment (Holding)Limited(“Ruyan”) filed a second lawsuit against the Company alleging infringement of U.S. Patent No. 8,156,944(the ’944 Patent). Ruyan also filed separate cases for patent infringement against nine other defendants asserting infringementof the ’944 Patent. Ruyan’s second lawsuit against the Company known as Ruyan Investment (Holdings) Limited vs. Vapor Corp.CV-12-5466 is pending in the United States District Court for the Central District of California. All of these lawsuits havebeen consolidated for discovery and pre-trial purposes. The Company intends to vigorously defend against this lawsuit.

On February 25, 2013, Ruyan’ssecond patent infringement lawsuit against the Company as well as all of the other consolidated lawsuits were stayed as a resultof the Court granting a stay in one of the consolidated lawsuits. The Court granted the motion to stay Ruyan’s separate lawsuitsagainst the Company and the other defendants based on the filing of a request for inter partes reexamination of the ’944Patent at the United States Patent and Trademark Office.

All reexamination proceedings of the’944 Patent have been stayed by the United States Patent and Trademark Office Patent Trial and Appeal Board pending its approvalof one or more of them. On March 5, 2014, Fontem Ventures, B.V. and Fontem Holdings 1 B.V. (the successors to Ruyan) filed a complaintagainst the Company alleging infringement of U.S. Patent No. 8,365,742, entitled “Aerosol Electronic Cigarette”, U.S.Patent No. 8,375,957, entitled “Electronic Cigarette”, U.S. Patent No. 8,393,331, entitled “Aerosol ElectronicCigarette” and U.S. Patent No. 8,490,628, entitled “Electronic Atomization Cigarette. On April 8, 2014, plaintiffsamended their complaint to add U.S. Patent No. 8,689,805, entitled “Electronic Cigarette.” The products accused ofinfringement by the plaintiff are various Krave, Fifty-one and Hookah Stix products and parts. Eight other companies were alsosued in separate lawsuits alleging infringement of one or more of the patents listed above. The Company filed its Answer and Counterclaimson May 1, 2014. The Company intends to vigorously defend against this lawsuit.

On October 21, 2014, Fontem VenturesB.V. and Fontem Holdings 1 B.V. filed a complaint against the Company in the U.S. District Court for the Central District of California,captioned Fontem Ventures B.V., et al. v. Vapor Corp., No. 14-cv-8155. The complaint alleges infringement of United States PatentNo. 8,863,752, entitled “Electronic Cigarette”. The products accused of infringement by plaintiffs are various Kraveand Fifty-One products and parts On January 15, 2015, the Company filed its Answer and Counterclaims. The Company will vigorouslydefend itself against such allegations.

On December 2, 2014, Fontem VenturesB.V. and Fontem Holdings 1 B.V. filed a complaint against the Company in the U.S. District Court for the Central District of California,captioned Fontem Ventures B.V., et al. v. Vapor Corp., No. 14-cv-09267. The Complaint alleges infringement by the plaintiffs againstthe Company relating to various Krave, Vapor X and Fifty-One products and parts. Fontem amended its compliant on December 16, 2014,to allege infringement of United States Patent No. 8,910,641, entitled “Electronic Cigarette” against the same products.On January 15, 2015, the Company filed its Answer and Counterclaims. Fontem, by way of its expert, has stated it is currently seeking$1,982,504 in monetary damages for alleged past infringement. Fontem is also seeking to enjoin sales of Vapor’s accused products.All of the above referenced cases filed by Fontem have been consolidated and are currently scheduled for trial in November 2015.The parties are currently in preliminary settlement discussions with mediation and pre-trail dates upcoming. We have no furtheropinion on the outcome of these matters.

On June 22, 2015, the Center for EnvironmentHealth, as plaintiff, filed suit against a number of defendants including Vapor Corp., its wholly-owned subsidiary, the Vape Store,Inc., Vaporin and another wholly-owned subsidiary, Vaporin Florida, Inc. The lawsuit was filed in the Superior Court of the Stateof California, County of Alameda. The suit seeks relief under California Proposition 65 which makes it unlawful for businessesto knowingly and intentionally expose individuals in California to chemicals known to cause birth defects or other harm withoutproviding clear and reasonable warnings. All of the defendants are alleged to have sold products containing significant quantitiesof nicotine without warnings in violation of Proposition 65. The plaintiff is seeking a civil penalty against these defendantsin the amount of $2,500 per day for each violation of Proposition 65, together with attorneys’ fees and costs. The Companyand its subsidiaries engaged counsel and intend to vigorously defend the allegations. Discovery commenced in November 2015. TheCompany believes that all of the products sold by Vapor Corp. have always contained an appropriate warning or no warning was required.The Vape Store, Inc., operates vape stores located in the states of Florida and Georgia, and has not, to the best of its currentknowledge, sold any products into the State of California.

Purchase Commitments

At September 30, 2015 and December31, 2014, the Company has vendor deposits of $392,161 and $319,563, respectively, and vendor deposits are included as a componentof prepaid expenses and vendor deposits on the condensed consolidated balance sheets included herewith.

Note 11. COMMITMENTS AND CONTINGENCIES

Employment Agreements

On February 19,2013, the Company entered into an employment agreement with Mr. Jeffrey Holman pursuant to which Mr. Holman will be employed asPresident of the Company for a term that shall begin on February 19, 2013, and, unless sooner terminated as provided therein, shallend on December 31, 2015; provided that such term of employment shall automatically extend for successive one-year periods unlesseither party gives at least six months’ advance written notice of its intention not to extend the term of employment. Mr.Holman will receive a base salary of $182,000 for the first two years of the employment agreement. Mr. Holman shall be eligibleto participate in the Company’s annual performance based bonus program, as the same may be established from time to timeby the Company’s Board of Directors in consultation with Mr. Holman for executive officers of the Company.

Resignation of Chief ExecutiveOfficer and Appointment of New Chief Executive Officer

Effective April25, 2014, Kevin Frija resigned as the Company’s Chief Executive Officer and the Company’s Board of Directors appointedthe Company’s President and incumbent member of the Board, Jeffrey Holman, as the Company’s new Chief Executive Officer.In connection with Mr. Frija’s resignation as Chief Executive Officer, the Board approved severance payments to Mr. Frijain an aggregate amount equal to one year of base salary at the rate of $159,000 per annum payable in installments in accordancewith the Company’s normal payroll schedule conditioned upon his execution and delivery of a general release to the Company,which has become irrevocable in accordance with its terms and applicable law, and his compliance with the non-solicitation, confidentialityand non-competition covenants of his Employment Agreement dated February 27, 2012 with the Company until April 24, 2015 in certainrespects and indefinitely in other respects. During the year ended December 31, 2014 the Company accrued severance expense in theamount of $167,003, which is included as part of the selling, general and administrative expenses in accompanying consolidatedstatements of operations in connection with Mr. Frija’s resignation. During the year ended December 31, 2014 $89,925 waspaid and $77,028 is included in accrued expenses in accompanying consolidated balance sheets.

Termination of Asset PurchaseAgreement With International Vapor Group, Inc.

On May 14, 2014,the Company and the Company’s wholly-owned subsidiary IVGI Acquisition, Inc., a Delaware corporation (the “Buyer”)entered into the Asset Purchase Agreement with International Vapor Group, Inc. (“IVG”) pursuant to which the Companywas to purchase the business of IVG by acquiring substantially all of the assets and assuming certain of the liabilities of IVGin an asset purchase transaction. On July 25, 2014, the Company, the Buyer and the Owners David Epstein, David Herrera and NicolasMolina, in their capacities as the representatives of the Sellers and Owners, entered into a First Amendment to Asset PurchaseAgreement (the “First Amendment”). In connection with the First Amendment, the Company entered into a Secured PromissoryNote whereby it loaned IVG $500,000 for working capital purposes. The secured promissory note accrued interest at a rate of 8%per year and was due at the earlier of (a) six months after the date of the termination of the Asset Purchase Agreement or thedate the asset purchase closed. During the year ended December 31, 2014, the Company recognized interest income of $17,095 relatingto this loan receivable.

On August 26, 2014,the Company, the Buyer, and the Sellers and David Epstein, David Herrera and Nicolas Molina, in their capacities as the representativesof the Sellers and the owners of International Vapor Group, Inc., entered into a Termination Letter, pursuant to which the partiesmutually terminated their previously announced Asset Purchase Agreement entered into on May 14, 2014 and amended on July 25, 2014.The Company and the Sellers mutually terminated the Asset Purchase Agreement because the parties could not agree upon certain operationaland financial matters pertaining to the post-closing integration of the Sellers’ business operations. There are no currentdisputes or disagreements between the Company and the Sellers and neither party is liable for any breakup fees or reimbursementof costs to the other party as a result of the termination of the Asset Purchase Agreement.

On January 12, 2015,the Company entered into an agreement with IVG whereby the Company agreed to reduce the principal amount of the loan receivableby $50,000 if IVG were to remit payment of all principal and interest accrued on the loan receivable within one day. The Companyincluded the write-down of the loan receivable in selling, general and administrative expenses on the consolidated statement ofoperations for the year ended December 31, 2014. On January 13, 2015, IVG paid the Company in full.

Lease Commitments

The Company leasesits Florida office and warehouse facilities under a twenty-four month lease agreement with an initial term through April 30, 2013that the Company extended in March 2014 when it exercised the second of three successive one-year renewal options. The lease providesfor annual rental payments of $144,000 per annum (including 45 days of total rent abatement) during the initial twenty-four monthterm and annual rental payments of $151,200, $158,760 and $174,636 during each of the three one-year renewal options. In October2013, the Company amended the master lease to include an additional approximately 2,200 square feet for an additional annual rentalpayment of $18,000 subject to the same renewal options and other terms and conditions set forth in the master lease.

During the yearended December 31, 2014, the Company entered into nine (9) real estate leases for eight (8) new retail kiosks and one (1) new retailstore. The kiosks opened during the fourth quarter of 2014 and the store is scheduled to open during 2015. The kiosks are locatedin malls in Florida, Maryland, New Jersey and Texas. The retail store is located in Ft. Lauderdale, FL. Under these leases, theinitial lease terms range from one to five years, the Company is required to pay base and percentage rents and the Company is requiredto pay for common area and maintenance charges and utilities.

Future minimumlease payments under non-cancelable operating that have initial or remaining terms in excess of one year at December 31, 2014 aredue as follows:

Operating Leases
2015	$572,798
2016	307,488
2017	300,279
2018	253,841
2019	203,964
Total	$1,638,370

Rent expense forthe years ended December 31, 2014 and 2013 was $307,110 and $162,498, respectively.

Legal Proceedings

From time to timethe Company may be involved in various claims and legal actions arising in the ordinary course of our business.

On May 15, 2011,the Company became aware that Ruyan Investment (Holdings) Limited (“Ruyan”) had named the Company, along with threeother sellers of electronic cigarettes in a lawsuit filed in the U.S. District Court for the Central District of California alleginginfringement of U.S. Patent No. 7,832,410, entitled “Electronic Atomization Cigarette” against the Company’sFifty-One Trio products. In that lawsuit, which was initially filed on January 12, 2011, Ruyan was unsuccessful in bringing suitagainst the Company due to procedural rules of the court. Subsequent thereto, on July 29, 2011, Ruyan filed a new lawsuit in whichit named the Company, along with seven other sellers of electronic cigarettes, alleging infringement of the same patent. On March1, 2013, the Company and Ruyan settled this multi-defendant federal patent infringement lawsuit as to them pursuant to a settlementagreement by and between them. Under the terms of the settlement agreement:

●	The Company acknowledged the validity of Ruyan’s U.S. Patent No. 7,832,410 for “Electronic Atomization Cigarette” (the “410 Patent”), which had been the subject of Ruyan’s patent infringement claim against the Company;

●	The Company paid Ruyan a lump sum payment of $12,000 for the Company’s previous sales of electronic cigarettes based on the 410 Patent; and

●	On March 1, 2013, in conjunction with releasing one another (including their respective predecessors, successors, officers, directors and employees, among others) from claims related to the 410 Patent, the Company and Ruyan filed a Stipulated Judgment and Permanent Injunction with the above Court dismissing with prejudice all claims which have been or could have been asserted by them in the lawsuit.

On June 22, 2012,Ruyan filed a second lawsuit against the Company alleging infringement of U.S. Patent No. 8,156,944, entitled “Aerosol ElectronicCigarette” (the “944 Patent”). Ruyan also filed separate cases for patent infringement against nine other defendantsasserting infringement of the ‘944 Patent. Ruyan’s second lawsuit against the Company known as Ruyan Investment (Holdings)Limited v. Vapor Corp., No. 12-cv-5466, is pending in the United States District Court for the Central District of California.All of these lawsuits have been consolidated for discovery and pre-trial purposes. The Company intends to vigorously defend againstthis lawsuit.

On February 25,2013, Ruyan’s second patent infringement lawsuit against the Company as well as all of the other consolidated lawsuits werestayed as a result of the Court granting a stay in one of the consolidated lawsuits. The Court granted the motion to stay Ruyan’sseparate lawsuits against the Company and the other defendants based on the filing of a request for inter partes reexaminationof the 944 Patent at the U.S. Patent and Trademark Office. As a result of the stay, all of the consolidated lawsuits involvingthe 944 Patent have been stayed until the reexamination is completed. As a condition to granting the stay of all the lawsuits,the Court required any other defendant who desires to seek reexamination of the 944 Patent and potentially seek another stay (oran extension of the existing stay) based on any such reexamination to seek such reexamination no later than July 1, 2013. Two otherdefendants sought reexamination of the 944 Patent before expiration of such Court-imposed deadline of July 1, 2013. All reexaminationproceedings of the 944 Patent have been stayed by the United States Patent and Trademark Office Patent Trial and Appeal Board pendingits approval of one or more of them. On December 24, 2014, the Patent Trial and Appeal Board issued its ruling that all of thechallenged claims in the reexamination proceedings of the ‘944 patent were invalid except for one claim. To the extent claim11 is asserted against the Company, the Company will vigorously defend itself against such allegations. Currently, the case remainsstayed.

On March 5, 2014,Fontem Ventures, B.V. and Fontem Holdings 1 B.V. (the successors to Ruyan) filed a complaint against the Company in the U.S. DistrictCourt for the Central District of California, captioned Fontem Ventures B.V., et al. v. Vapor Corp., No. 14-cv-1650. The complaintalleges infringement of U.S. Patent No. 8,365,742, entitled “Aerosol Electronic Cigarette”, U.S. Patent No. 8,375,957,entitled “Electronic Cigarette” (the “957 Patent”), U.S. Patent No. 8,393,331, entitled “AerosolElectronic Cigarette” (the “331 Patent”) and U.S. Patent No. 8,490,628, entitled “Electronic AtomizationCigarette” (the “628 Patent”). On April 8, 2014, plaintiffs amended their complaint to add U.S. Patent No. 8,689,805,entitled “Electronic Cigarette” (the “805 Patent”). The products accused of infringement by plaintiffsare various Krave, Fifty-One and Hookah Stix products and parts. Nine other companies were also sued in separate lawsuits alleginginfringement of one or more of the patents listed above. The Company filed its Answer and Counterclaims on May 1, 2014 and believesthe claims are without merit. Other defendants have filed petitions for inter partes reexamination of the 331, 628 and 805 Patentsat the U.S. Patent and Trademark Office, which petitions are pending.

On October 21,2014, Fontem Ventures B.V. and Fontem Holdings 1 B.V. filed a complaint against the Company in the U.S. District Court for theCentral District of California, captioned Fontem Ventures B.V., et al. v. Vapor Corp., No. 14-cv-8155. The complaint alleges infringementof United States Patent No. 8,863,752, entitled “Electronic Cigarette”. The products accused of infringement by plaintiffsare various Krave and Fifty-One products and parts. On January 15, 2015, the Company filed its Answer and Counterclaims. The Companywill vigorously defend itself against such allegations.

On December 2,2014, Fontem Ventures B.V. and Fontem Holdings 1 B.V. filed a complaint against the Company in the U.S. District Court for theCentral District of California, captioned Fontem Ventures B.V., et al. v. Vapor Corp., No. 14-cv-09267. The Compliant alleges infringementby plaintiffs are various Krave, Vapor X and Fifty-One products and parts. Fontem amended its compliant on December 16, 2014, toallege infringement of United States Patent No. 8,910,641, entitled “Electronic Cigarette” against the same products.On January 15, 2015, the Company filed its Answer and Counterclaims. The Company will vigorously defend itself against such allegations.

All of the abovereferenced cases filed by Fontem have been consolidated and are currently scheduled for trail in November 2014. The parties arecurrently in active fact discovery and claim construction.

Purchase Commitments

At December 31,2014 and 2013, the Company has vendor deposits of $319,563 and $782,363, respectively, and vendor deposits are included as a componentof prepaid expenses and vendor deposits on the consolidated balance sheets included herewith.